Note 14 - Preferred Shares - Dividends Series B Preferred Shares (Details) - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Balance (in shares)	19,042	15,387	19,608
Balance	$ 18,192,129	$ 14,721,665	$ 18,757,358
Dividends declared (in shares)	566	1,219	79
Dividends declared	$ 565,229	$ 1,219,048	$ 78,642	$ 565,229
Dividends declared (in shares)	566	1,219	79
Redemption of Preferred shares (in shares)			(4,300)
Redemption of Preferred shares			$ (4,300,000)
Preferred deemed dividend			185,665
Balance		16,606
Balance	$ 18,757,358	15,940,713	14,721,665	18,757,358
Ordinary Preferred Stock [Member]
Balance	18,192,129	14,602,098	18,192,129
Redemption of Preferred shares			(3,775,696)
Preferred deemed dividend			185,665
Balance	18,192,129	14,602,098	14,602,098	18,192,129
Preferred Stock Issued as Dividends [Member]
Balance		119,567	565,229
Dividends declared	565,229	1,219,048	78,642
Redemption of Preferred shares			(524,304)
Balance	$ 565,229	$ 1,338,615	$ 119,567	$ 565,229